Location Contracts Acquired - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Expected useful life					10 years
Location Contract
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5.1	$ 4.0	$ 10.2	$ 7.6	$ 16.2	$ 10.8	$ 6.5